Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	JNL SERIES TRUST
Central Index Key	0000933691
Amendment Flag	false
Document Creation Date	Dec. 04, 2012
Document Effective Date	Dec. 04, 2012
Prospectus Date	Apr. 30, 2012